Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted
RESTRICTIONS ON TRADING
Our Insider Trading Policy, as amended and restated in the first quarter of 2023 (ITP), prohibits our employees (including officers) and directors, or any of their designees, from purchasing financial instruments (including prepaid variable forward contracts, equity swaps, collars, and exchange funds), or otherwise engaging in transactions, that hedge or offset, or are designed to hedge or offset, any decrease in the market value of our equity securities (i) granted to the employee or director as part of the compensation of the employee or director; or (ii) held, directly or indirectly, by the employee or director. Although our employees (including officers) and directors may pledge our equity securities held by them with the prior clearance of one of our compliance officers, such persons are responsible for ensuring that foreclosure on any such account would not violate our ITP and should be aware that sales of such securities could have securities law implications.